Prepayments (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments [Abstract]
Summary of Prepayments

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Prepaid rents	$2,316	$2,143
Prepayments for leases - satellite (Note 41)	—	1,729
Others	1,810	2,298
	$4,126	$6,170
Current
Prepaid rents	$589	$581
Others	1,809	2,259
	$2,398	$2,840
Noncurrent
Prepaid rents	$1,727	$1,562
Prepayments for leases - satellite (Note 41)	—	1,729
Others	1	39
	$1,728	$3,330